Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net
Schedule of accounts receivable, net

	December 31, 2022	December 31, 2023
	RMB	RMB
Accounts receivable, gross:	3,233	1,596
Less: allowance for expected credit loss of receivables	—	(39)
Accounts receivable, net	3,233	1,557

Schedule of movements of the credit loss provision

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	—	—	—
Current year provision	—	—	(39)
Balance at end of the year	—	—	(39)